5. LINES OF CREDIT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
5. LINES OF CREDIT	NOTE 5 – LINES OF CREDIT The Company has a variety of credit card and/or lines of credit payable. The total is presented, all of which is due within twelve (12) months.